SCHEDULE OF LONG-LIVED ASSETS (Details) - DIH Holding US, Inc. [Member] - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 746	$ 826	$ 909
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	297	320	217
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	336	390	569
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total property and equipment, net	$ 113	$ 116	$ 123